PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

The following table summarizes property, plant and equipment as of June 30, 2023 and December 31, 2022:

	As of June 30,	As of December 31,
	2023	2022
Furniture, fixtures, computer hardware and computer software	$592,336	$482,235
Manufacturing machinery and equipment	25,492,755	21,739,504
Leasehold improvements	103,951	87,957
Manufacturing machinery and equipment, in progress	242,500	280,473
Depreciable property, plant and equipment	26,431,542	22,590,169
Less: Accumulated depreciation and amortization	(22,079,147)	(22,038,508)
Net property, plant and equipment	$4,352,395	$551,661

Depreciation expense for the three months ended June 30, 2023 and 2022 was $19,650 and $13,046, respectively. Depreciation expense for the six months ended June 30, 2023 and 2022 was $40,639 and $24,919, respectively. Depreciation expense is recorded under “Depreciation and amortization expense” in the unaudited Condensed Statements of Operations.

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

The following table summarizes property, plant and equipment as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Furniture, fixtures, computer hardware and computer software	$482,235	$473,448
Leasehold improvements	87,957	$45,000
Manufacturing machinery and equipment	21,739,504	21,818,624
Manufacturing machinery and equipment, in progress	280,473	88,863
Depreciable property, plant and equipment	22,590,169	22,425,935
Less: Accumulated depreciation and amortization	(22,038,508)	(22,146,273)
Net property, plant and equipment	$551,661	$279,662

Depreciation expense for the years ended December 31, 2022 and 2021 was $56,477 and $19,423, respectively. Depreciation expense is recorded under “Depreciation and amortization expense” in the Statements of Operations.